Income Taxes	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
INCOME TAXES

10. INCOME TAXES

The Company and its subsidiaries file tax returns separately.

Income taxes

Cayman Islands: under the current laws of the Cayman Islands, the Company and its subsidiaries in the Cayman Islands are not subject to taxes on their income and capital gains.

Hong Kong:    in accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. All the Hong Kong subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 16.5%. The subsidiaries of the Group in Hong Kong did not have assessable profits that were derived Hong Kong during the nine months ended September 30, 2025 and 2024. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

United Kingdom:    in accordance with the relevant tax laws and regulations of United Kingdom, a company registered in the United Kingdom is subject to income taxes within the United Kingdom at the applicable tax rate on taxable income. All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary of the Group in the United Kingdom did not have assessable profits that were derived from the United Kingdom during the nine months ended September 30, 2025 and 2024. Therefore, no United Kingdom profit tax has been provided for in the periods presented.

Singapore:    in accordance with the relevant tax laws and regulations of Singapore, a company registered in the Singapore is subject to income taxes within Singapore at the applicable tax rate on taxable income. All the Singapore subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 17%. The subsidiary in Singapore did not have assessable profits that were derived from Singapore during the nine months ended September 30, 2025 and 2024. Therefore, no Singapore profit tax has been provided for in the periods presented.

United States (Nevada):    in accordance with the relevant tax laws and regulations of the United States, a company registered in the United States is subject to income taxes within the United States at the applicable tax rate on taxable income. All the United States subsidiaries in Nevada that are not entitled to any tax holiday were subject to income tax at a rate of 21%. The subsidiary in the United States did not have assessable profits that were derived from the United States during the nine months ended September 30, 2025 and 2024. Therefore, no United States profit tax has been provided for in the periods presented.

On a semi-annually basis, the Group evaluates the realizability of deferred tax assets by jurisdiction and assesses the need for a valuation allowance. In assessing the realizability of deferred tax assets, the Group considers historical profitability, evaluation of scheduled reversals of deferred tax liabilities, projected future taxable income and tax-planning strategies. Valuation allowances have been provided on deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. After consideration of all positive and negative evidence, the Group believes that as of September 30, 2025, it is more likely than not the deferred tax assets will not be realized.

11. INCOME TAXES

The Company and its subsidiaries file tax returns separately.

Income taxes

Cayman Islands:    under the current laws of the Cayman Islands, the Company and its subsidiaries in the Cayman Islands are not subject to taxes on their income and capital gains.

Hong Kong:    in accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. The subsidiaries registered in Hong Kong did not have assessable profits that were derived Hong Kong during the years ended December 31, 2024, 2023 and 2022. Therefore, no Hong Kong profit tax has been provided for in the periods presented. Our returns for 2018 and subsequent tax years remain subject to examination by Hong Kong Inland Revenue Department.

United Kingdom:    in accordance with the relevant tax laws and regulations of United Kingdom, a company registered in the United Kingdom is subject to income taxes within United Kingdom at the applicable tax rate on taxable income. All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary in United Kingdom did not have assessable profits that were derived from United Kingdom during the years ended December 31, 2024, 2023 and 2022. Therefore, no United Kingdom profit tax has been provided for in the periods presented. Our returns for 2020 and subsequent tax years remain subject to examination by the UK tax authority.

Singapore:    in accordance with the relevant tax laws and regulations of Singapore, a company registered in the Singapore is subject to income taxes within Singapore at the applicable tax rate on taxable income. All the Singapore subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 17%. The subsidiary in Singapore did not have assessable profits that were derived from Singapore during the years ended December 31, 2024, 2023 and 2022. Therefore, no Singapore profit tax has been provided for in the periods presented. Our returns for 2020 and subsequent tax years remain subject to examination by the Singapore tax authority.

United States (Nevada):    in accordance with the relevant tax laws and regulations of the United States, a company registered in the United States is subject to income taxes within the United States at the applicable tax rate on taxable income. All the United States subsidiaries in Nevada that are not entitled to any tax holiday were subject to income tax at a rate of 21%. The subsidiary in the United States did not have assessable profits that were derived from the United States during the years ended December 31, 2024, 2023 and 2022. Therefore, no United States profit tax has been provided for in the periods presented. Our returns for 2021 and subsequent tax years remain subject to examination by Internal Revenue Service.

The components of the provision for Income taxes expenses are:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Current	$—	$—	$—
Deferred	—	—	—
Total income taxes expense	$—	$—	—

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Net loss before tax	$(4,157,737)	$(4,340,975)	$(11,525,102)
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%)	(686,027)	(716,261)	(1,901,642)
Impact of different tax rates in other jurisdictions	(10,814)	(16,272)	(263,787)
Non-taxable income	(5,477)	(1,071,774)	(907,495)
Non-deductible expenses	195	98,704	—
Change in valuation allowance	702,123	1,705,603	3,072,924
Effective income tax expense	$—	$—	$—

Deferred tax asset, net

Deferred tax assets and deferred tax liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purpose and the tax bases used for income tax purpose. The following represents the tax effect of each major type of temporary difference.

	December 31, 2024	December 31, 2023
Deferred tax asset:
Tax loss carry forward	$15,107,318	$16,956,748
Share-based payment expenses	—	229,126
Depreciation and amortization	128,896	128,866
Impairment loss on assets	537,830	92,416
Total Deferred tax asset	15,774,044	17,407,156
Valuation allowance	(15,774,044)	(17,407,156)
Deferred tax asset, net of valuation allowance	$—	$—

As of December 31, 2024 and 2023, the Group had net operating loss carry-forwards of $91,436,307 and $102,367,435, respectively, including its Hong Kong, Singapore, the United States, and the United Kingdom operations, which are available to reduce future taxable income and have an unlimited carryover period. For the year ended December 31, 2024, there was no tax loss carried forward expired, while tax loss brought forward of $13,854,614 was cancelled due to the disposal of various subsidiaries.

Valuation allowance was provided against deferred tax assets in entities where it was determined, it was more likely than not that the benefits of the deferred tax assets will not be realized. The Group had deferred tax assets which consisted of tax loss carry forward, which can be carried forward to offset future taxable income. The Group maintains a full valuation allowance on its net deferred tax assets. The management determines it is more likely than not that all of its deferred tax assets will not be utilized.

Changes in valuation allowance are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Balance as of January 1	$17,407,156	$15,705,088	$12,632,164
Additions	702,123	1,705,603	3,072,924
Disposal	(2,335,235)	(3,535)	—
Balance as of December 31	$15,774,044	$17,407,156	$15,705,088

Diamir Biosciences Corp [Member]
Income Taxes [Line Items]
INCOME TAXES

NOTE 11 — INCOME TAXES

As of November 30, 2025 and May 31, 2025, the Company’s net deferred tax assets consisted primarily of research and development expenses and stock compensation A valuation allowance has been provided against its net deferred tax assets as, based on all available evidence, it is considered more likely than not that the deferred tax assets will not be realized in future periods.

Uncertain tax positions are evaluated based on the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustment may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue. The Company recognizes a tax benefit from an uncertain tax position when it is more-likely-than-not that it will be sustained upon examination by tax authorities.

Income tax expense in the six months ended November 30, 2024 reflects increases in unrecognized tax benefits related to current deductions for certain funded research and development expenses subject to interpretations of applicable tax law, in excess of available net operating carryforwards. Income tax expense in the six months ended November 30, 2025 reflects the reversal of prior-period provisions for such unrecognized tax benefits. On July 4, 2025, H.R.1, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the United States. The OBBB eliminates the requirement under Internal Revenue Code Section 174 to capitalize and amortize U.S.-based research and experimental expenditures over five years, making these expenditures fully deductible in the period incurred, among other provisions.

DiamiR Biosciences Corp. [Member]
Income Taxes [Line Items]
INCOME TAXES

NOTE 12 — INCOME TAXES

For the years ended May 31, 2025 and 2024, the provision for income taxes consisted of the following:

	2025	2024
Current:
Federal	$16,483	$112,947
State	1,456	1,456
Total current	17,939	114,403
Deferred:
Federal	—	—
State	—	—
Total deferred	—	—
Total	$17,939	$114,403

For the years ended May 31, 2025 and 2024, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2025	2024
Income taxes at Federal statutory rate	21.0%	21.0%
Discounts and interest on notes	(2.4)%	(2.1)%
Financing costs	(4.3)%	—%
State taxes	—%	(4.2)%
Other	(2.3)%	(1.2)%
Change in valuation allowance	(14.3)%	(36.3)%
Income tax provision	(2.3)%	(22.9)%

The Company’s deferred tax assets and liabilities consist of the following at May 31, 2025 and 2024:

	May 31, 2025	May 31, 2024
Deferred tax assets:
Tax benefit of net operating loss carry-forward (NOL)	$351,453	$247,637
FIN48 reduction in NOL	(269,420)	(219,793)
Stock compensation	351,136	346,030
Research and development expenses	422,170	372,544
Other	1,152	2,432
Total deferred tax assets:	856,490	748,850
Deferred tax liabilities	(8,152)	(4,583)
Net deferred tax assets:	848,338	744,267
Valuation allowance for deferred tax assets	(848,338)	(744,267)
Deferred tax assets, net of valuation allowance	$—	$—

As of May 31, 2025 and 2024, the Company had federal net operating loss (“NOL”) carryforwards available to reduce future taxable income of approximately $1,541,000 and $1,047,000, respectively. As of May 31, 2025 and 2024, the Company had state NOL carryforwards of approximately $392,000 and $392,000, respectively. Federal NOLs of approximately $165,000 will begin to expire in 2025 and remaining Federal NOLs have an indefinite expiration period and can be utilized to offset up to 80% of future taxable income. State loss carryforwards expire between 2036 and 2044.

When realization of the deferred tax asset is more likely than not to occur, the benefit related to the deductible temporary differences attributable to operations is recognized as a reduction of income tax expense. Valuation allowances are provided against deferred tax assets when, based on all available evidence, it is considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company’s valuation allowance increased by $104,071 and $181,606 in the years ended May 31, 2025 and 2024, respectively.

Uncertain tax positions are evaluated based on the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustment may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue. The Company recognizes a tax benefit from an uncertain tax position when it is more-likely-than-not that it will be sustained upon examination by tax authorities.

Unrecognized tax benefits, May 31, 2023	$217,239
Gross increases – tax positions in current period	155,305
Unrecognized tax benefits, May 31, 2024	372,544
Gross increases – tax positions in current period	49,626
Unrecognized tax benefits, May 31, 2025	$422,170

The gross increase in unrecognized tax benefits in the years ended May 31, 2024 and 2025 relate to expected current deductions for certain funded research and development expenses subject to interpretations of applicable tax law, in excess of available net operating carryforwards. Future changes in the unrecognized tax benefits would affect the Company’s effective tax rate. In the absence of changes in related rulings or regulations, the Company does not anticipate any such change over the next 12 months.

The Company’s policy is to recognize interest expense and penalties related to income tax matters in income tax expense. As of May 31, 2025 and 2024, accrued interest related to uncertain tax positions amounted to $20,483 and $4,000, respectively.

The Company and its subsidiary are subject to U.S. federal and state income tax, and in the normal course of business, its income tax returns are subject to examination by the relevant taxing authorities. As of May 31, 2025, the 2017 to 2025 tax years remained subject to examination.